Accounts receivable	12 Months Ended
Dec. 31, 2025
Accounts receivable [Abstract]
Accounts receivable
6.
Accounts receivable
2025 2024
Trade receivables $ 338,426 $ 309,570
GST/VAT
receivables
16,338 28,674
Other receivables 5,548 8,556
Total $ 360,312 $ 346,800
The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT)
receivables, is disclosed in note 25.